Convertible debentures (Schedule of detailed information about USD denominated debentures with embedded derivatives) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Consolidated Statements of Financial Position
Convertible debentures	$ 2,599,074	$ 2,476,571
Derivative liabilities	765,425	650,116
USD denominated debentures with embedded derivatives [Member]
Consolidated Statements of Financial Position
Convertible debentures	87,560	56,694
Derivative liabilities	561,059	498,198
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	213,600	0
Issuance during the year	563,600	278,600
Conversion	(397,600)	(65,000)
Repayment	(75,600)	0
Outstanding at year-end	$ 304,000	$ 213,600
Terms of Loan
Annual interest rate	4.00%	12.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 39,993	$ 772
Interest payable	10,953	12,973
Convertible debentures	50,946	13,745
Derivative liabilities	370,759	190,274
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	57,111	2,496
Interest expense	27,053	11,769
Loss on revaluation of derivative liability	196,842	8,690
Loss on conversion of debentures	49,738	3,652
Loss on extinguishment	2,219	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	397,600	65,000
Amount of interest converted to common shares	$ 23,100	$ 0
Number of common shares issued on conversion of convertible debentures	29,106,847	2,456,707
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 75,600	$ 0
Amount of interest repaid in cash	$ 5,973	$ 0
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	139.00%	4380.00%
Remaining life (in months)	6 months	4 months
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	5044.00%	4932.00%
Remaining life (in months)	11 months	12 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 101,250	$ 0
Issuance during the year	307,250	142,750
Conversion	(287,500)	(41,500)
Repayment	0	0
Outstanding at year-end	$ 121,000	$ 101,250
Terms of Loan
Annual interest rate	10.00%	10.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 23,429	$ 262
Interest payable	13,185	4,238
Convertible debentures	36,614	4,500
Derivative liabilities	190,300	89,328
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	165,753	264
Interest expense	21,916	4,670
Loss on revaluation of derivative liability	294,673	16,332
Loss on conversion of debentures	52,181	10,513
Loss on extinguishment	0	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	287,500	41,500
Amount of interest converted to common shares	$ 21,969	$ 6,400
Number of common shares issued on conversion of convertible debentures	33,421,726	982,921
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 0	$ 0
Amount of interest repaid in cash	$ 0	$ 0
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	4338.00%	3873.00%
Remaining life (in months)	3 months	6 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate	5368.00%	5658.00%
Remaining life (in months)	12 months	8 months
Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 0	$ 100,200
Issuance during the year	0	175,800
Conversion	0	(276,000)
Outstanding at year-end	0	$ 0
Terms of Loan
Annual interest rate		12.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	0	$ 0
Interest payable	0	0
Convertible debentures	0	0
Derivative liabilities	0	0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	0	61,453
Interest expense	0	14,816
Loss on revaluation of derivative liability	0	19,375
Loss on conversion of debentures	0	43,426
Loss on extinguishment	0	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0	276,000
Amount of interest converted to common shares	$ 0	$ 10,145
Number of common shares issued on conversion of convertible debentures	0	6,076,094
Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate		264.00%
Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate		6002.00%
Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days [Member] | USD denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 308,000	$ 343,000
Issuance during the year	0	308,000
Conversion	(308,000)	(343,000)
Outstanding at year-end	$ 0	$ 308,000
Terms of Loan
Annual interest rate	5.00%	5.00%
Effective annual interest rate	5234.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 0	$ 26,755
Interest payable	0	11,694
Convertible debentures	0	38,449
Derivative liabilities	0	218,596
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	261,042	212,655
Interest expense	22,443	20,563
Loss on revaluation of derivative liability	11,451	183,392
Loss on conversion of debentures	0	0
Loss on extinguishment	0	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	308,000	343,000
Amount of interest converted to common shares	$ 18,339	$ 12,554
Number of common shares issued on conversion of convertible debentures	19,510,390	5,934,267
Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days [Member] | Minimum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate		160.00%
Remaining life (in months)		1 month
Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days [Member] | Maximum [Member] | USD denominated debentures with embedded derivatives [Member]
Terms of Loan
Effective annual interest rate		5242.00%
Remaining life (in months)		5 months